Segment Information - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Segment	Jun. 30, 2023 USD ($) Segment	Mar. 31, 2024 USD ($) Segment	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Revenues			$ 2,986.4	$ 3,083.8	$ 2,716.3
Percentage of accounts receivable due from one customer				10.50%
Accounts receivable				$ 60.0
Accounts Receivable, Noncurrent			86.8
Accounts Receivable, Current			$ 100.9
Percentage of accounts receivable due from two customer, current			12.50%
Percentage of accounts receivable due from two customer, non current			10.80%
Revenue from contract with customers excluding assessed tax	$ 588.4	$ 625.0	$ 2,986.4	3,083.8	2,716.3
Account receivable net current	578.0		$ 688.6	527.0
Number of Reportable Segments | Segment		2	2
Starz Business
Revenues			$ 545.9	775.5	648.2
Amount due from customer			33.4	157.6
Motion Picture And Television Production
Revenue from one individual external customer			$ 411.1	$ 337.1
Maximum
Percentage of total revenue			10.00%
Percentage of accounts receivable due from one customer				10.00%
Percentage of accounts receivable due from two customer			10.00%
Maximum | Motion Picture And Television Production
Percentage of revenue from one individual external customer			10.00%	10.00%
Starz Business of Lions Gate Entertainment Corp
Revenue from contract with customers excluding assessed tax	347.6	$ 344.2	$ 1,392.4	$ 1,422.5	$ 1,450.7
Account receivable net current	$ 72.5		$ 52.9	18.0
Number of Reportable Segments | Segment	1		1
Starz Business of Lions Gate Entertainment Corp | Customer One And Two | Customer Concentration Risk | Revenue Benchmark
Concentation risk percentage					10.00%
Starz Business of Lions Gate Entertainment Corp | Customer One | Customer Concentration Risk | Revenue Benchmark
Revenue from contract with customers excluding assessed tax			$ 384.2	374.1	$ 348.1
Starz Business of Lions Gate Entertainment Corp | Customer One | Customer Concentration Risk | Accounts Receivable
Account receivable net current			5.9	6.0
Starz Business of Lions Gate Entertainment Corp | Customer Two | Customer Concentration Risk | Revenue Benchmark
Revenue from contract with customers excluding assessed tax			95.6		$ 183.1
Starz Business of Lions Gate Entertainment Corp | Customer Two | Customer Concentration Risk | Accounts Receivable
Account receivable net current			$ 7.1	$ 3.6
Starz Business of Lions Gate Entertainment Corp | Four Customers | Customer Concentration Risk | Accounts Receivable
Concentation risk percentage			10.00%
Starz Business of Lions Gate Entertainment Corp | Customer Three | Customer Concentration Risk | Accounts Receivable
Account receivable net current			$ 11.3
Starz Business of Lions Gate Entertainment Corp | Customer Four | Customer Concentration Risk | Accounts Receivable
Account receivable net current			$ 7.3
Starz Business of Lions Gate Entertainment Corp | Two Customers | Customer Concentration Risk | Accounts Receivable
Concentation risk percentage				10.00%
Starz Business of Lions Gate Entertainment Corp | Maximum
Percentage of total revenue			10.00%
Starz Business of Lions Gate Entertainment Corp | Minimum | Customer One And Two | Customer Concentration Risk | Revenue Benchmark
Concentation risk percentage			10.00%
Starz Business of Lions Gate Entertainment Corp | Minimum | Customer One | Customer Concentration Risk | Revenue Benchmark
Concentation risk percentage				10.00%